SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2020
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
a)Operating segments
IFRS 8, Operating Segments, requires operating segments to be determined based on internal reports that are regularly reviewed by the chief operating decision maker (“CODM”) for the purpose of allocating resources to the segment and to assessing its performance. The partnership’s operating segments are organized into four reportable segments: i) Core Office, ii) Core Retail, iii) LP Investments and iv) Corporate. This is consistent with how the partnership presents financial information to the CODM and investors. These segments are independently and regularly reviewed and managed by the Chief Executive Officer, who is considered the CODM.

b)Basis of measurement
The CODM measures and evaluates the performance of the partnership’s operating segments based on funds from operations (“FFO”). This performance metric does not have standardized meanings prescribed by IFRS and therefore may differ from similar metrics used by other companies and organizations. Management believes that while not an IFRS measure, FFO is the most consistent metric to measure the partnership’s financial statements and for the purpose of allocating resources and assessing its performance.

The partnership defines FFO as net income, prior to fair value gains, net, depreciation and amortization of real estate assets, and income taxes less non-controlling interests of others in operating subsidiaries and properties share of these items. When determining FFO, the partnership also includes its proportionate share of the FFO of unconsolidated partnerships and joint ventures and associates.

c)Reportable segment measures
The following summaries present certain financial information regarding the partnership’s operating segments for the three and six months ended June 30, 2020 and 2019:

(US$ Millions)	Total revenue		FFO
Three months ended Jun. 30,	2020	2019	2020	2019
Core Office	$494	$558	$115	$165
Core Retail	370	363	147	161
LP Investments	571	1,102	(11)	70
Corporate	2	3	(81)	(105)
Total	$1,437	$2,026	$170	$291

(US$ Millions)	Total revenue		FFO
Six months ended Jun. 30,	2020	2019	2020	2019
Core Office	$1,024	$1,071	$236	$289
Core Retail	814	742	335	328
LP Investments	1,495	2,280	38	145
Corporate	4	6	(165)	(213)
Total	$3,337	$4,099	$444	$549

The following summaries presents the detail of total revenue from the partnership’s operating segments for the three and six months ended June 30, 2020 and 2019:

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Three months ended Jun. 30, 2020
Core Office	$347	$105	$(2)	$44	$494
Core Retail	273	73	—	24	370
LP Investments	436	67	52	16	571
Corporate	—	—	—	2	2
Total	$1,056	$245	$50	$86	$1,437

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Three months ended Jun. 30, 2019
Core Office	$384	$94	$4	$76	$558
Core Retail	255	69	—	39	363
LP Investments	507	77	499	19	1,102
Corporate	—	—	—	3	3
Total	$1,146	$240	$503	$137	$2,026

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Six months ended Jun. 30, 2020
Core Office	$715	$221	$5	$83	$1,024
Core Retail	569	148	—	97	814
LP Investments	914	138	411	32	1,495
Corporate	—	—	—	4	4
Total	$2,198	$507	$416	$216	$3,337

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Six months ended Jun. 30, 2019
Core Office	$771	$178	$6	$116	$1,071
Core Retail	518	146	—	78	742
LP Investments	1,090	157	988	45	2,280
Corporate	—	—	—	6	6
Total	$2,379	$481	$994	$245	$4,099

The following summary presents information about certain consolidated balance sheet items of the partnership, on a segmented basis, as of June 30, 2020 and December 31, 2019:

	Total assets		Total liabilities
(US$ Millions)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2019
Core Office	$35,504	$36,758	$17,164	$17,592
Core Retail	32,114	32,921	17,539	16,996
LP Investments	40,697	41,838	26,951	27,457
Corporate	170	126	5,252	4,663
Total	$108,485	$111,643	$66,906	$66,708
The following summary presents a reconciliation of FFO to net income for the three and six months ended June 30, 2020 and 2019:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2020	2019	2020	2019
FFO(1)	$170	$291	$444	$549
Depreciation and amortization of real estate assets	(66)	(70)	(135)	(139)
Fair value gains, net	(803)	(1,092)	(1,113)	(722)
Share of equity accounted income - non-FFO	(908)	618	(1,158)	645
Income tax expense	48	62	(113)	(26)
Non-controlling interests of others in operating subsidiaries and properties – non-FFO	306	318	336	153
Net (loss) income attributable to unitholders(2)	(1,253)	127	(1,739)	460
Non-controlling interests of others in operating subsidiaries and properties	(259)	(104)	(146)	276
Net (loss) income	$(1,512)	$23	$(1,885)	$736
(1)  FFO represents interests attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units are presented as non-controlling interests in the consolidated statements of income.
(2)  Includes net income attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units are presented as non-controlling interests in the consolidated statements of income.